Other long-term liabilities (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 AFV [Member] CAD
Business Acquisition Contingent Consideration At Fair Value One	$ 407	$ 427
Business Acquisition Contingent Consideration Number of Employees	2
Business Acquisition Contingent Consideration Compensation at Fair Value	$ 833	$ 451
Shares, Issued			325,073
Shares Issued, Price Per Share			4.51